EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrants and Rights Note Disclosure [Abstract]
Stockholders Equity Note Disclosure [Text Block]

NOTE 10 — EQUITY

On April 22, 2014, the Company closed an underwritten public offering of 5,265,000 shares of common stock, par value $0.00001 per share, at a purchase price to the public of $1.90 per share, for net proceeds to the Company, after deducting underwriter discounts and offering expenses, of $8,815,655. Roth Capital Partners and Feltl and Company acted as underwriters for the offering.
On June 11, 2014, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution to the shareholders to authorize the Board to decrease common stock from 300,000,000 shares of common stock to 100,000,000 shares of common stock.

Warrants and Options

The Company has issued warrants and options outside of the equity incentive plans. A summary of the warrant and option activity is as follows:
	Number of Warrants and Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2014	5,229,076	$10.57
Granted	58,300	1.40
Exercised	—	—
Forfeited or Expired	(113,013)	17.74
Outstanding, June 30, 2014	5,174,363	10.31
Exercisable, June 30, 2014	4,775,193	$10.68

11 — EQUITY

On March 5, 2013, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution a proposal to authorize the Board to effect a reverse split of the Corporation’s outstanding common stock, at an exchange ratio ranging between 2-to-1 and 50-to-1 at any time prior to the next annual meeting of stockholders. Effective March 24, 2013, holders of outstanding stock having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote thereon were present and voted acting by written consent to approve the Board’s authority to effect the reverse split. On March 24, 2013, we effected a 1-for-25 reverse stock split and on March 28, 2013 we effected a 1-for-1.4 reverse stock split. Upon the effectiveness of the first reverse stock split, every 25 shares of outstanding common stock decreased to one share of common stock. Similarly, the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable decreased on a 1-for-25 basis and the exercise price of each outstanding option and warrant to purchase common stock increased proportionately. Upon the effectiveness of the second reverse stock split, every 1.4 shares of outstanding common stock decreased to one share of common stock and the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable decreased on a 1-for-1.4 basis and the exercise price of each outstanding option and warrant to purchase common stock increased proportionately. The purpose of the second reverse split was to provide for a cumulative or aggregate reverse split of 1-for-35 taking into account both reverse stock splits. On March 26, 2013, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution a proposal to authorize the Board to decrease the par value $0.01 for common stock per share, to par value $0.00001 per share. All share and per share information has been retroactively adjusted to reflect the reverse stock split.

On March 26, 2013, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution a proposal to authorize the Board to increase common stock from 250,000,000 shares of common stock to 300,000,000 shares common stock per share.

Initial Public Offering

On July 24, 2013, the Company closed its initial public offering of 1,337,792 shares of common stock, par value $0.00001 per share, and warrants to purchase 668,896 shares of common stock, at a purchase price to the public of $5.50 per share and $0.01 per warrant, for net proceeds to the Company, after deducting underwriter discounts and offering expenses, of $6,750,673. The warrants have an exercise price of $6.87 per share and are exercisable immediately and will expire five years from the date of issuance.

Over-allotment Option

On August 19, 2013, the underwriters exercised in full their over-allotment option to purchase an additional 200,668 shares of common stock and warrants to purchase 100,334 shares of common stock with an exercise price of $6.87, at a purchase price to the public of $5.50 per share and $0.01 per warrant, for net proceeds to the Company, after deducting underwriter discounts, of $1,027,349.

Issuance of Shares and Warrants to MBTH

On September 30, 2013, directors of the Company not related with MBTH authorized a onetime agreement, whereby the Company issued to MBTH 1,599,453 shares of common stock and a warrant to purchase 1,363,636 shares of common stock at an exercise price of $6.87 per share for the difference in price between the shares issued to them in March 2013 at a price of $13.30 per share in exchange for the conversion of its 2011 Convertible Note and the $5.50 purchase price for shares sold in our initial public offering in July 2013. Additionally, the Modified Strike Price, agreed upon between the Company and MBTH in January 2013, of $13.30 per share for the two options representing 571,428 underlying shares granted to MBTH in February 2011 has been lowered to $5.50. In connection with the onetime agreement, the Company recorded a total of $10.1 million to Other expense, of which, $7.8 million was the fair market value of the 1,599,453 shares of common stock issued to MBTH; $1.8 million was the fair value of the warrants to purchase 1,363,636 shares of common stock which were issued to MBTH; and $0.5 million was the change in the fair market value immediately before and after the modification of the stock price for options with 571,428 underlying shares.

Secondary Offering

On November 18, 2013, the Company closed its secondary public offering of 5,715,000 shares of common stock, par value $0.00001 per share, at a purchase price to the public of $1.75 per share, for net proceeds to the Company, after deducting underwriter discounts and offering expenses, of $9,146,888. In connection with the offering, the Company issued warrants to the underwriters to purchase 171,450 shares of common stock, for an aggregate price of $100. The warrants have an exercise price of $2.1875 per share and are exercisable immediately and will expire five years from the date of issuance.

Over-allotment Option

On December 12, 2013, the underwriters made a partial exercise of their over-allotment option in which they purchased an additional 255,000 shares of common stock at a purchase price to the public of $1.75 per share, for net proceeds to the Company, after deducting underwriter discounts, of $415,013. The underwriters had an option to purchase up to 857,250 shares of common stock or 15% of the total number of shares offered within 45 days after the closing of the Offering.

Stock Options — Equity Incentive Plans:

The Company’s stock option plans provide for the grant of options to purchase shares of common stock to officers, directors, other key employees and consultants. The purchase price may be paid in cash or “net settled” in shares of the Company’s common stock. In a net settlement of an option, the Company does not require a payment of the exercise price of the option from the optionee, but reduces the number of shares of common stock issued upon the exercise of the option by the smallest number of whole shares that has an aggregate fair market value equal to or in excess of the aggregate exercise price for the option shares covered by the option exercised. Options generally vest over a three year period from the date of grant and expire ten years from the date of grant.

A summary of the Company’s historical stock option plan activity as of December 31, 2013 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	142,857	142,857	67,460	24,287	51,110
2005	142,857	142,857	10,000	58,572	74,285
2006	314,285	310,102	6,304	65,882	237,916
2007	28,571	25,714	—	4,285	21,429
2009	285,714	358,440	10,041	55,784	292,615
2013	906,291	305,625	—	—	305,625
Total	1,820,575	1,285,595	93,805	208,810	982,980

Under ASC 718, the weighted average fair value of options granted was $1.99 and $15.75 for options granted in 2013 and 2012, respectively. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2013	2012
Exercise price	$2.43	$16.45
Volatility	109%	145%
Risk-free interest rate	1.37%	1.42%
Expected dividend yield	0%	0%
Expected term (years)	6	9.2

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the option. The expected term for employees represents the period of time that options granted are expected to be outstanding using the simplified method, for non-employee options the expected term is the full term of the option. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on AIM to the date of the grant. The forfeiture rate is based on historical data related to prior option grants, as we believe such historical data will be similar to future results.

A summary of the status of the Company’s stock option plans for the years ended December 31, 2013 and 2012 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding January 1, 2012	653,896	$39.90
Granted	71,000	16.45
Exercised	660	7.70
Forfeited or Expired	23,333	22.40
Options outstanding, December 31, 2012	700,903	38.15
Exercisable, December 31, 2012	513,603	$47.60
Options Outstanding, January 1, 2013	700,903	$38.15
Granted	334,161	2.43
Exercised	—	—
Forfeited or Expired	52,084	13.16
Options outstanding, December 31, 2013	982,980	28.05
Exercisable, December 31, 2013	571,261	$44.79

Summary information regarding the options outstanding and exercisable at December 31, 2013 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$1.05 – 8.05	429,705	9.10	$3.36	96,111	$7.12
8.40 – 23.80	282,795	4.69	14.16	204,670	14.02
35.00 – 70.00	241,133	2.22	68.74	241,133	68.74
122.50 – 288.75	29,347	3.08	187.26	29,347	187.26
	982,980			571,261

Under the provisions of ASC 718, the Company recorded approximately $796,000 and $554,000 of stock based compensation expense for the years ended December 31, 2013 and 2012, respectively. Stock based compensation for employees was approximately $421,000 and $371,000 and stock based compensation expense for non-employees was approximately $375,000 and $183,000 for the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, there was approximately $1.2 million and $1.6 million, respectively, of unrecognized compensation cost related to non-vested options under the plans.

In 2013, no options were exercised and in 2012, the Company received proceeds of $2,000 from the exercise of options with 238 underlying shares. In 2012, options for 422 underlying shares were net settled through cashless exercises. The intrinsic value of options exercised in 2013 and 2012 were $0 and $5,000, respectively. The intrinsic value of options exercisable at December 31, 2013 and 2012 was $0 and $996,000, respectively. The total fair value of shares vested during 2013 and 2012 was $846,000 and $619,000, respectively.

Deferred tax benefits recognized from the timing difference of recognizing stock based compensation expense per the financial statements compared to the income tax return has been fully reserved for as the Company is in a net loss position. No windfall tax benefits have been recognized for the exercise of stock options.

Warrants:

The Company has issued warrants, outside of the equity incentive plans, at exercise prices equal to or greater than market value of the Company’s common stock at the date of issuance.

A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding January 1, 2012	629,160	$24.85
Granted	8,571	35.00
Exercised	—	—
Forfeited or Expired	43,446	—
Warrants Outstanding, December 31, 2012	594,285	25.90
Exercisable, December 31, 2012	594,285	$25.90
Warrants Outstanding, January 1, 2013	594,285	$25.90
Granted	3,652,669	6.61
Exercised	858	0.35
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2013	4,246,096	6.53
Exercisable, December 31, 2013	4,246,096	$6.53

Summary information regarding the warrants as of December 31, 2013 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$0.35	70,726	4.65
$2.19	171,450	4.89
$5.50	571,428	2.13
$6.87	3,266,778	4.66
$7.87	14,286	1.28
$8.75	142,857	4.04
$35.00	8,571	3.20
Exercisable, December 31, 2013	4,246,096

The Company issued a warrant to purchase 8,571 common shares of the Company to a non-employee on March 28, 2012. The warrant was fully vested on the date of issuance and the Company recorded stock based compensation expense for non-employees of $143,000. The Company used the following assumptions in the Black Scholes model to calculate the fair value of the warrant on March 28, 2012:

2012
Exercise price	$35.00
Black-Scholes	16.68
Volatility	149%
Risk-free interest rate	1.13%
Expected dividend yield	0%
Expected term (years)	5.00

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the warrant. The expected term for non-employee warrants is the full term of the warrant. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on AIM to the date of the grant.

The modification of the existing options with MBTH (refer to Note 9 — Convertible Notes Payable) was considered an induced conversion. The Company calculated the value of the options immediately prior to the amendment compared to the value of the option with the amended terms.

The Company agreed to modify the exercise price on two options representing 571,428 underlying common shares granted to MBTH under the February 2011 Convertible Loan from $13.30 to the Modified Strike Price of $5.50. The Company calculated the value of the options immediately prior to the amendment compared to the value of the option with the amended terms.

T he Company used the following assumptions in the Black Scholes Model to calculate the fair value of the warrants:

	January 16, 2013 Amended Terms	September 30, 2013 Amended Terms
Exercise Price	$13.30	$5.50
Black-Scholes Value	$10.35	$2.93
Volatility	140%	109.8%
Risk-free interest rate	0.27%	0.13%
Expected dividend yield	0%	0%
Expected term (years)	3	3

The Company agreed to award MBTH an option for 142,857 common shares with an exercise price equal to $8.75 per share. The warrants are exercisable for a period of five years from issuance and are fully vested on the date of issuance. The Company agreed to award MBTH an option for 42,857 common shares with an exercise price equal to $0.35 per share. The warrants are exercisable for a period of five years from issuance and are fully vested on the date of issuance.

For every $350 of principal amount of Bridge Loan advanced by a loan note holder, the loan note holder was issued a warrant for one underlying share with an exercise price of $0.35 per share. The warrants for 28,727 underlying shares are exercisable for a period of five years from issue and are fully vested on the date of issuance. The warrants were issued in connection with the Bridge Loan and were recorded as a debt discount of $401,000 against the Bridge Loan. The Company used the following weighted average assumptions in the Black Scholes model to calculate the fair value of the warrants:

On November 19, 2013, in connection with the secondary offering, the Company issued warrants to the underwriters to purchase 171,450 shares of common stock with an exercise price of $2.1875 per share and are exercisable immediately and will expire five years from the date of issuance.

	January 16, 2013	March 12, 2013	Bridge Loan	November 19, 2013
Number of shares	142,857	42,857	28,727	171,450
Exercise Price	$8.75	$0.35	$0.35	$2.1875
Black-Scholes Value	$13.57	$14.71	$5.98 to $14.71	$1.20
Volatility	139.9%	137.7%	104.4%	108.4%
Risk-free interest rate	0.75%	0.88%	0.68%	1.37%
Expected dividend yield	0%	0%	0%	0%
Expected term (years)	5	5	5	5

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the warrants. The expected term is the full term of the warrant. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on AIM to the date of the grant.

The Company issued warrants to purchase 1,093,778 underlying shares as additional consideration to the investors who exercised their conversion option. The warrants vested immediately and are exercisable into common shares at an exercise price of $6.87 per share and have a term of five years from the date of issuance.

The Company agreed to award MBTH a warrant to purchase 1,363,636 shares of our common stock with an exercise price equal to $6.87 per share. The warrants are exercisable for a period of five years from issuance and are fully vested on the date of issuance. The Company used the trading price to calculate the fair value of the warrants.

On July 24, 2013, the Company closed its initial public offering and issued warrants to purchase 668,896 shares of common stock with an exercise price of $6.87 per share. The warrants are exercisable immediately and will expire five years from the date of issuance. The Company issued warrants to the underwriters to purchase 40,134 shares of common stock with an exercise price of $6.87 per share. The warrants are exercisable immediately and will expire five years from the date of issuance.

On August 19, 2013, the underwriters exercised in full their over-allotment option and they received warrants to purchase 100,334 shares of common stock with an exercise price of $6.87 per share. The warrants are exercisable immediately and will expire five years from the date of issuance.

The Company used the XGTIW trading price to value these warrants as the warrants issued had identical terms to the warrants traded on the market.

The Company cancelled a warrant to purchase 43,446 common shares of the Company to the non-employee on March 22, 2012. Pursuant to an agreement, warrants issued to the non-employee upon inception of engagement were to be performance based. Pursuant to a mutual agreement with the Company, these warrants will not be exercised and have been cancelled. The cumulative compensation expense of $194,000 was reversed during 2012 upon cancelation.